Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	52,811,460	53,348,355
Effect of dilutive share options outstanding (in shares)	498,993	556,667
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	53,310,453	53,905,022